Subsequent Events (Details)	12 Months Ended
Dec. 31, 2015 $ / shares
Common Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Jan. 20, 2016
Dividend declared	$ 0.2385
Dividends Paid, Date were paid	Feb. 12, 2016
Dividend paid	$ 0.2385
Dividends Payable, Date of Record	Feb. 05, 2016
Preferred unit-holders
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Jan. 20, 2016
Dividend declared	$ 0.21975
Dividends Paid, Date were paid	Feb. 10, 2016
Dividend paid	$ 0.21975
Dividends Payable, Date of Record	Feb. 03, 2016